Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2026
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
8.	REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company’s revenue from contracts with customers consists of diluted and non-diluted bitumen sales.

	Three months ended June 30		Six months ended June 30
	2026	2025	2026	2025
Diluted bitumen sales	$166,957	$135,841	$307,781	$310,206
Non-diluted bitumen sales	12,451	8,701	18,940	17,973
Oil sales	$179,408	$144,542	$326,721	$328,179